Summary of Future Minimum Payments Receivable Under Container Leaseback Financing Receivable (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019 Customer
Lessor Lease Description [Line Items]
Number of customers represented container leaseback financing receivable portfolio	2
Customer One
Lessor Lease Description [Line Items]
Percentage of container leaseback financing receivable portfolio.	82.90%
Customer Two
Lessor Lease Description [Line Items]
Percentage of container leaseback financing receivable portfolio.	17.10%